Income Taxes - Tax Rate Reconciliation Table (details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Related Party Transaction Line Items
Income before income taxes	$ 207,364,000	[1]	$ 178,899,000	[1]	$ 148,654,000	[1]
Statutory tax rate	0.00%		0.00%		0.00%
Tax computed at statutory rate	0		0		0
Adjustments resulting from:
State taxes on income attributable to Partnership assets pre-acquisition (net of federal benefit) Texas margin tax expense (benefit)	664,000		300,000		(100,000)
Total income tax expense	19,018,000	[1]	21,702,000	[1]	22,159,000	[1]
Effective tax rate	9.00%		12.00%		15.00%
Pre Acquisition From Parent [Member]
Adjustments resulting from:
Federal taxes on income attributable to Partnership assets pre-acquisition	18,354,000		20,678,000		21,407,000
State taxes on income attributable to Partnership assets pre-acquisition (net of federal benefit) Texas margin tax expense (benefit)			$ 724,000		$ 852,000

[1]	Financial information for the year ended December 31, 2011, has been recast to include the financial position and results attributable to the MGR assets, and the financial information for the years ended December 31, 2010 and 2009, has been recast to include the financial position and results attributable to the Bison and MGR assets. See Note 2.